December 7, 2004

VIA FEDERAL EXPRESS AND EDGAR

United States Securities and Exchange Commission

450 Fifth Street, N.W.

Mail Stop 0303

Washington, D.C. 20549

Attn: Nicholas P. Panos

Re:	Invitrogen Corporation
Registration Statement on Form S-4/A
File No. 333-120330
Filed November 23, 2004

Dear Mr. Panos:

We are writing to you on behalf of our client, Invitrogen Corporation, a Delaware corporation (the “Company”), in response to your letter dated December 3, 2004, setting forth comments of the staff of the Securities and Exchange Commission (the “Staff”) regarding the Company’s Registration Statement on Form S-4/A. The numbered paragraphs below restate the numbered paragraphs in the Staff’s letter to the Company, and the discussion set out below each such paragraph is the Company’s response to the Staff’s comment.

Amendment No. 1 to Form S-4

Summary, page 1

1.	Revise to briefly describe the effect on the Company’s liquidity and capital resources from the cash settlement provisions of the New Notes, and discuss the means by which the Company reasonably expects to finance the cash requirement resulting from conversion of the New Notes.

In response to the Staff’s comment, we have revised the disclosure in the Registration Statement in order to describe the effect on the Company’s liquidity and capital resources from the cash settlement provisions of the New Notes and the means by which the Company reasonably expects to finance the cash requirement resulting from conversion of the New Notes. Please see pages 8 and 11.

Summary of Certain Differences between the Existing Notes and the New Notes, p. 8

2.	Revise to briefly summarize:

a.	the contingent conversion provisions of the Existing Notes so that it’s clearer how EITF Issue No. 04-8 applies, including, for example, the implied conversion price and market price trigger.

In response to the Staff’s comment, we have revised the disclosure in the Registration

Gray Cary Ware & Freidenrich LLP

Securities and Exchange Commission

December 7, 2004

Page Two

Statement in order to make more clear the mechanics and effect of EITF Issue No. 04-8. Please see pages 9 through 12.

b.	how the exchange will result in the Company reporting higher EPS (retroactively and prospectively) than if the exchange did not occur. Give an example of what the effect on 2003 reported EPS would be if the exchange did not occur.

In response to the Staff’s comment, we have revised the disclosure in the Registration Statement in order to show how the exchange will result in the Company reporting higher EPS (retroactively and prospectively) than if the exchange did not occur. In addition, we have provided a summary of the effect on 2003 reported EPS that would result if the exchange did not occur. Please see pages 9 and 10.

c.	the material risks of the New Notes where those risks differ from the risks of the existing Notes.

In response to the Staff’s comment, we have revised the disclosure in the Registration Statement in order to identify where the material risks of the New Notes differ from the risks of the Existing Notes. Please see pages 10 and 12.

3.	We understand that a class of Existing Notes has been held by noteholders for less than one year. Advise us why those noteholders do not have to comply with the registration and prospectus delivery requirements of the Securities Act. Refer to the following no-action letters in preparing your response: Exxon Capital Holdings, 4/13/88; Morgan Stanley, 6/5/91.

We acknowledge the Staff’s comment and the Company has authorized us to make certain representations on its behalf. However, the facts in the referenced no-action letters differ in certain ways from the Company’s present situation and as such, certain other representations made by Morgan Stanley are not, in our view, applicable to the instant exchange offers.

The Exxon Capital Holdings (April 13, 1988) and Morgan Stanley (June 5, 1991) letters referenced by the Staff provided no-action advice to entities proposing to undertake exchange offers for certain privately-issued securities. In the scenario described in the Morgan Stanley letter, Morgan Stanley sought the Staff’s advice for situations in which issuers would issue securities in a private placement that might subsequently be re-sold in a Rule 144A transaction. Those privately placed securities and the securities subsequently re-sold in compliance with Rule 144A or other exemptions from registration would then be exchanged for a substantially similar registered security. In its letter, Morgan Stanley stipulated that the issuer would provide the Commission representations in such circumstances that:

“The issuer has not entered into any arrangement or understanding with any person to distribute the securities to be received in the exchange offer and to the best of such issuers’ information and belief, each person participating in the exchange offer is acquiring the securities in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of securities to be received in the exchange offer.”

Morgan Stanley further stipulated to the following:

“[T]he issuer will make each person participating in the exchange offer aware (through the exchange offer prospectus or otherwise) that if the exchange offer is being registered for the purpose of secondary resales, any securityholder using the exchange offer to participate in a distribution of the securities to be acquired in the registered exchange offer (1) could not rely on the staff position enunciated in Exxon Capital Holdings Corporation (avail. April 13, 1989) or similar letters and (2) must comply with registration and prospectus delivery requirements of the Securities Act of 1933 in connection with a secondary resale transaction.”

Gray Cary Ware & Freidenrich LLP

Securities and Exchange Commission

December 7, 2004

Page Three

The Company respectfully submits that the disclosures in the preceding paragraph are not appropriate in the Company’s case. Unlike the Morgan Stanley situation, no securityholder that purchased the Existing Notes should be viewed as “using the exchange offer to participate in a distribution of the securities to be acquired” because the Company originally issued the Existing Notes without any arrangement or expectation that there would be a subsequent exchange offer. In fact, the Existing Notes were issued with an obligation of the Company to subsequently register the Existing Notes and underlying shares of Company common stock on Form S-3. Both series of Existing Notes were so-registered, and the Existing Notes and underlying common stock trade under effective Registration Statements 333-110060 and 333-115611. Absent the intervening release of EITF 04-8 and its effect on the Company’s calculation of earnings per share, the Company would likely not have undertaken an exchange offer. Thus the Company submits that the primary private offerings of the Existing Notes were not undertaken with an intent for the holders of the Existing Notes to circumvent the prospectus delivery and other requirements related to the resale of restricted securities.

The Company further submits that the intervening registration of the resale of the Existing Notes and underlying shares of the Company’s common stock meets the Commission’s policy considerations in requiring the delivery of prospectuses.

As a practical matter, the Company also submits that it would be difficult for the Company to identify from among the current holders of the Existing Notes those that had purchased the Existing Notes in a private transaction from the initial purchasers in the relevant original private placement, and thus those to which a prospectus delivery requirement would still apply, and those that purchased Existing Notes upon resale under the relevant registration statement.

Accounting Treatment, page 32

4.	Confirm, on a supplemental basis, if true, that you applied the guidance in EITF Issue No. 96-19 with respect to your accounting treatment for the exchange transaction.

In response to the Staff’s comment, we supplementally advise that the Company has authorized us to confirm that the Company has applied the guidance in EITF Issue No. 96-19 with respect to the accounting treatment for the exchange and has determined the following:

•	The exchange of the Existing Notes for the New Notes does not include substantial modification of the terms;

•	Fees associated with the modification of the Existing Notes, which includes cash payments made to bondholders to induce acceptance of the exchange terms, will be amortized as an adjustment of interest expense over the remaining term of the modified New Notes; and

•	Third party costs directly related to the exchange, which includes banking, legal, accounting and printing costs, will be expensed as incurred.

Certain U.S. Federal Income Tax Considerations, page 74

5.	We note that the tax consequences of the transaction are uncertain and may be material to an investment decision. Please obtain an opinion of counsel and revise the disclosure to clarify that it reflects the opinion of counsel. See Item 601(b)(8) of Regulation S-K. When rendering its opinion, counsel’s opinion should be clear as to the degree of uncertainty associated with the exchange offer. Alternatively, please provide us with a well-reasoned legal analysis for why the offer’s tax consequences are immaterial and a tax opinion is not required.

In response to the Staff’s comment we have amended the Registration Statement to include as Exhibit 8.1 an opinion of tax counsel. The opinion confirms that the discussion of tax considerations in the

Gray Cary Ware & Freidenrich LLP

Securities and Exchange Commission

December 7, 2004

Page Four

prospectus is tax counsel’s opinion. Also, pursuant to our discussion, the disclosure in the prospectus has been revised to note that the discussion of U.S. Federal tax law and regulations or legal conclusions with respect thereto in the prospectus constitutes the opinion of tax counsel as to the material U.S. Federal income tax consequences to holders of the Existing Notes of their exchange of Existing Notes for New Notes pursuant to the exchange offers.

Very truly yours,

Gray Cary Ware & Freidenrich LLP

/s/ Paul B. Johnson

Attorney

pjohnson@graycary.com

Admitted to practice in California

PBJ:cic